Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Product development consulting			$ 10,000	$ 20,572	$ 74,978
Assets		$ 1,432,355		1,750,830	245,091
Liabilities		2,129,762		1,557,488	$ 293,866
Allowance for doubtful accounts		48,191	$ 0	$ 48,191
Fair value of derivative liabilities		82,530
Increase in fair value of derivative liabilities		5,700
Cash balances insured by Federal Deposit Insurance Corporation		$ 250,000
Outstanding voting interest description				Controlling financial interest is ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity is a condition pointing toward consolidation.
Tax benefits recognized percent of likelihood realized upon ultimate settlement				greater than fifty (50) percent
Deferred tax asset valuation allowance				$ 2,235,200
Tooling [Member] | Minimum [Member]
Property and equipment estimated useful life				3 years
Tooling [Member] | Maximum [Member]
Property and equipment estimated useful life				5 years
Computers and Vehicles [Member]
Property and equipment estimated useful life				5 years
Furniture and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful life				5 years
Furniture and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful life				7 years
Warrants [Member]
Anti-dilutive securities		470,000
Two Investors [Member]
Number of warrants granted in onnection with sale of promissory note	470,000
Product Sales [Member]
Percentage of reduction in revenue of product sales		0.50%		0.50%
Spiral Toys Hong Kong Ltd [Member]
Assets		$ 7,959
Liabilities		110,233
Expenses		$ 122,405
Asset deposit				$ 34,749
Animal Magic Asia, Limited [Member] | Accounts Receivable [Member]
Concentration of risk percentage		88.00%